Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41889
Entity Registrant Name	Cadeler A/S
Entity Incorporation, State or Country Code	G7
Entity Address, Address Line One	Kalvebod Brygge 43
Entity Address, City or Town	Copenhagen
Entity Address, Country	DK
Entity Address, Postal Zip Code	DK-1560
Entity Common Stock, Shares Outstanding	350,957,583
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001978867
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	EY Godkendt Revisionspartnerselskab
Auditor Location	Copenhagen, Denmark
Auditor Firm ID	1757
Ordinary shares
Entity Addresses [Line Items]
Title of 12(b) Security	Cadeler ordinary shares, with a nominal value of DKK 1.00 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
American Depositary Shares (''ADSs'')
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing four (4) ordinary shares
Trading Symbol	CDLR
Security Exchange Name	NYSE
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	Alexander W. Simmonds
City Area Code	+45
Local Phone Number	3246 3100
Contact Personnel Email Address	alexander.simmonds@cadeler.com
Entity Address, Address Line One	Kalvebod Brygge 43
Entity Address, City or Town	Copenhagen
Entity Address, Country	DK
Entity Address, Postal Zip Code	DK-1560